employee future benefits - Other defined benefit plans (Details) - Other defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
employee future benefits
Other defined benefits	$ 3	$ 2
Financing cost	0	0
Other re-measurements recorded in other comprehensive income	0	$ 4
First year
employee future benefits
Estimated future benefit payments	1
2 years hence
employee future benefits
Estimated future benefit payments	1
3 years hence
employee future benefits
Estimated future benefit payments	1
4 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 5